Investments and other assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investments and other assets
Note 14 — Investments and other assets
Investments and other assets consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Security deposits(1)	$11,082	$10,322
Investments(2)	263	1,713
Other assets(3)	2,051	2,947
Total other assets	$13,396	$14,982

(1) Represents security deposits for certain lease arrangements. See Note 11 — Leases for further details.
(2) As of December 31, 2024, Investments consisted of an equity investment in a social equity collective and an equity investment in a real estate investment trust (the “REIT Investment”) acquired pursuant to a real estate contribution agreement executed in connection with a sale and leaseback transaction. During the year ended December 31, 2025, the REIT Investment was fully impaired, as discussed further herein under Asset specific impairment.

(3) Consists of acquisition receivables as of December 31, 2024, and statutory severance funds and corporate seat licenses as of December 31, 2025.
Asset specific impairment
During 2024, in response to persistent deterioration in the underlying asset value of the REIT Investment, the Company recognized an impairment charge of $1.8 million, within Impairment loss on the Consolidated Statement of Operations for the year ended December 31, 2024, to write down the REIT Investment to its estimated fair value.
Subsequently, during 2025, management actively sought to divest the REIT Investment. However, these efforts were unsuccessful, and no buyer interest or observable market activity was identified. Given the lack of liquidity and continued deterioration in the underlying asset value, the Company determined the fair value of the REIT Investment to be zero. Accordingly, the Company recognized an impairment charge of $1.1 million, within Impairment loss on the Consolidated Statement of Operations for the year ended December 31, 2025.